Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments Under Certain Operating Leases
For the Years Ending December 31,	Amount
2015	$178,268
2016	125,412
2017	125,412
2018	20,902
Total	$449,994